Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and due from banks	$ 38,075	$ 51,564
Interest-earning bank balances	229,687	92,052
Restricted cash	26,000	26,000
Investment securities available for sale	440,097	443,182
Investment securities held to maturity	681	912
Loans held-for-sale		21,922
Restricted equity investments	17,019	17,886
Liabilities:
Savings deposits	266,573	264,155
Time deposits	614,700
Securities sold under agreements to repurchase - customers	478	1,968
Carrying Amount [Member]
Assets:
Cash and due from banks	38,075	51,564
Interest-earning bank balances	229,687	92,052
Restricted cash	26,000	26,000
Investment securities available for sale	440,097	443,182
Investment securities held to maturity	681	912
Loans receivable, net	2,079,732	2,203,307
Loans held-for-sale	20,662	123,005
Hedged commercial loans	22,435	26,980
Restricted equity investments	17,019	17,886
Interest rate lock commitments on residential mortgages	119	847
Liabilities:
Demand deposits	1,740,298	1,751,183
Savings deposits	266,573	264,155
Time deposits	614,700	697,886
Securities sold under agreements to repurchase - customers	478	1,968
Advances from FHLBNY	60,956	61,415
Securities sold under agreements to repurchase - FHLBNY
Junior subordinated debentures	92,786	92,786
Fair value interest rate swaps	1,632	3,503
Carrying Amount [Member] | Interest Rate Swaps [Member]
Assets:
Interest rate floor	23,299	40,594
Liabilities:
Interest rate floor	23,526	40,646
Carrying Amount [Member] | Interest Rate Floor [Member]
Assets:
Interest rate floor	132	275
Liabilities:
Interest rate floor	132	275
Estimated Fair Value [Member]
Assets:
Cash and due from banks	38,075	51,564
Interest-earning bank balances	229,687	92,052
Restricted cash	26,000	26,000
Investment securities available for sale	440,097	443,182
Investment securities held to maturity	692	960
Loans receivable, net	1,964,856	2,055,025
Loans held-for-sale	20,662	123,005
Hedged commercial loans	22,435	26,980
Restricted equity investments	17,019	17,886
Interest rate lock commitments on residential mortgages	119	847
Liabilities:
Demand deposits	1,795,685	1,729,671
Savings deposits	272,264	262,636
Time deposits	615,735	695,093
Securities sold under agreements to repurchase - customers	478	1,968
Advances from FHLBNY	61,072	62,784
Securities sold under agreements to repurchase - FHLBNY
Junior subordinated debentures	63,747	57,072
Fair value interest rate swaps	1,632	3,503
Estimated Fair Value [Member] | Interest Rate Swaps [Member]
Assets:
Interest rate floor	23,299	40,594
Liabilities:
Interest rate floor	23,526	40,646
Estimated Fair Value [Member] | Interest Rate Floor [Member]
Assets:
Interest rate floor	132	275
Liabilities:
Interest rate floor	$ 132	$ 275